As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-52436

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 2 /X/

                        SCUDDER INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, New York 10154
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Zurich Scudder Investments, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

    Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
    Zurich Scudder Investments, Inc.            Dechert
    Two International Place                     Ten Post Office Square - South
    Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                    Shares of Capital Stock ($.01 par value)
            of Scudder International Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  2  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on March 20, 2001.

                            PART C. OTHER INFORMATION


Item 15. Indemnification.
-------  ---------------

          A policy of insurance covering Zurich Scudder Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Zurich Scudder Investments, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article Tenth of Registrant's Articles of Incorporation states as follows:

Tenth:   Liability and Indemnification

          To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

          The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

          The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

          The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

          Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

          Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V

                          INDEMNIFICATION AND INSURANCE

               Section 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

               Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this
          Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

               Section 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in fore, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

               Section 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or thereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

               Section 5. Other  Rights.  The  indemnification  provided by this
          Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

               Section 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.


 Item 16. Exhibits.
 -------  --------

          (1) (a)(1) Articles of Amendment and Restatement of the Registrant as of January 24, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A, as amended (the "Registration Statement").)

               (a)(2)   Articles   Supplementary   dated   September  17,  1992.
               (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (a)(3)   Articles   Supplementary   dated   December   1,   1992.
               (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (a)(4) Articles Supplementary dated August 3, 1994. (Incorporated
               by  reference  to   Post-Effective   Amendment   No.  56  to  the
               Registration Statement.)

               (a)(5)   Articles   Supplementary   dated   February   20,  1996.
               (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 46 to the Registration Statement.)

               (a)(6)   Articles   Supplementary   dated   September   5,  1996.
               (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 52 to the Registration Statement.)

               (a)(7)   Articles   Supplementary   dated   December   12,  1996.
               (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

               (a)(8) Articles Supplementary dated March 3, 1997.  (Incorporated
               by  reference  to   Post-Effective   Amendment   No.  55  to  the
               Registration Statement.)

               (a)(9)   Articles   Supplementary   dated   December   23,  1997.
               (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

               (a)(10) Articles Supplementary dated March 2,1998.  (Incorporated
               by  reference  to   Post-Effective   Amendment   No.  65  to  the
               Registration Statement.)

               (a)(11)   Articles    Supplementary   dated   March   31,   1998.
               (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement.)

               (a)(12)  Articles of Transfer  from Scudder  Institutional  Fund,
               Inc.  dated  April  3,  1998.   (Incorporated   by  reference  to
               Post-Effective Amendment No. 67 to the Registration Statement.)

               (a)(13) Articles Supplementary dated June 7, 1999.  (Incorporated
               by  reference  to   Post-Effective   Amendment   No.  72  to  the
               Registration Statement.)

               (a)(14)   Articles    Supplementary   dated   March   31,   2000.
               (Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement.)

          (2) (b)(1) Amended and Restated By-Laws of the Registrant dated March 4, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (b)(2) Amended and Restated By-Laws of the Registrant dated September 20, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (b)(3) Amended and Restated By-Laws of the Registrant dated December 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (b)(4) Amended and Restated By-Laws of the Registrant dated September 4, 1996. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

               (b)(5) Amended and Restated By-Laws of the Registrant dated December 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement.)

               (b)(6) Amended and Restated By-Laws of the Registrant dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization. (Incorporated by reference to the Registrant's Rule 497 filing filed on March 20, 2001.)

          (5)  Inapplicable.

          (6) (d)(1) Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(3) Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(4) Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(5) Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(6) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(7) Investment Management Agreement between the Registrant, on behalf of Scudder International Value Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(8) Investment Management Agreement between the Registrant, on behalf of Scudder International Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (d)(9) Form of Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, Inc. and Scudder Kemper Investments, Inc. dated August 28, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (d)(10) Amended and Restated Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund and Scudder Kemper Investments, Inc. dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

          (7) (e)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

          (8)  Inapplicable.

          (9) (g)(1) Custodian Contract between the Registrant, on behalf of Scudder Latin America Fund, and Brown Brothers Harriman & Co. dated November 25, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(2) Custodian Contract between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Brown Brothers Harriman & Co. dated November 25, 1992. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(3) Custodian Contract between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Brown Brothers Harriman & Co. dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

               (g)(4) Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated March 7, 1995. (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

               (g)(5) Fee schedule for Exhibit (9)(g)(4). (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

               (g)(6) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Morgan Guaranty Trust Company of New York, Brussels office, dated November 15, 1976. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(7) Fee schedule for Exhibit (9)(g)(6). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(8) Subcustodian Agreement between Brown Brothers Harriman & Co. and The Bank of New York, London office, dated January 30, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(9) Fee schedule for Exhibit (9)(g)(8). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(10)  Master  Subcustodian  Agreement  between Brown  Brothers
               Harriman & Co. and The Chase Manhattan Bank, N.A., Singapore office, dated June 9, 1980. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(11) Fee schedule for Exhibit (9)(g)(10). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

               (g)(12)  Master  Subcustodian  Agreement  between Brown  Brothers
               Harriman & Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated June 4, 1979. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(13) Fee schedule for Exhibit (9)(g)(12). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(14) Master Subcustodian Agreement between Brown Brothers Harriman & Co. and Citibank, N.A., New York office, dated July 16, 1981. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (g)(15) Fee schedule for Exhibit (9)(g)(14). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

          (10) (a) Rule 12(b)-1 and Administrative Services Plan with respect to Scudder International Fund Class R shares. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (b)(1) Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement.)

               (b)(2) Amended Plan with respect to Scudder International Fund pursuant to Rule 18f-3 dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (b)(3) Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(4) Plan with respect to Scudder  Pacific  Opportunities  Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(5) Plan with respect to Scudder  Greater  Europe  Growth Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(6) Plan with respect to Scudder  Emerging Markets Growth Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   by
               Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(7) Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(8) Amended and Restated Plan with respect to Scudder Pacific Opportunities Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(9) Amended and Restated Plan with respect to Scudder Latin America Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(10) Amended and Restated Plan with respect to Scudder Greater Europe Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(11) Amended and Restated Plan with respect to Scudder Emerging Markets Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(12) Amended and Restated Plan with respect to Scudder International Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

               (b)(13) Scudder Funds Amended and Restated Multi-Distribution System Plan. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed December 21, 2000.)

          (11) Opinion and Consent of Dechert. (Incorporated by reference to the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 21, 2000.)

          (12) Opinion and Consent of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1) Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated October 2, 1989. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(2) Fee schedule for Exhibit (13)(h)(1). (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(3) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

               (h)(4) Letter Agreement between the Registrant and Cazenove, Inc. dated January 23, 1978, with respect to the pricing of securities. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(5)  COMPASS  and TRAK  2000  Service  Agreement  between  the
               Registrant and Scudder Trust Company dated October 1, 1995. (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(7) Administrative Services Agreement between the Registrant and McGladrey & Pullen, Inc. dated September 30, 1995. (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund Accounting Corporation dated October 10, 1994. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund
               Accounting Corporation dated April 12, 1995. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

               (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund dated May 17, 1995. (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund dated May 5, 1995. (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective Amendment No. 47 to the Registration Statement.)

               (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996. (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective Amendment No. 49 to the Registration Statement.)

               (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund dated June 3, 1997. (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

               (h)(14) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Value Fund dated June 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

               (h)(16) Administrative Services Agreement between Scudder International Fund, Inc., on behalf of Scudder International Fund, and Scudder Investors Service Company. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(17) Fee schedule for Exhibit (13)(h)(16). (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(18) Agency Agreement between Scudder International Fund, Inc., and Kemper Service Company dated June 7, 1999. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(19) Form of Administrative Agreement between the Registrant on behalf of Scudder International Fund, Inc. and Scudder Kemper Investments, Inc. dated October 2, 2000. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

          (14) Consent of Independent Accountants related to Scudder International Fund. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 21, 2000.)

               Consent of Independent Auditors related to Kemper International Fund. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed on March 5, 2001.)

          (15) Inapplicable.

          (16) Powers  of   Attorney.   (Incorporated   by   reference   to  the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 21, 2000.)

          (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 21, 2000.)


Item 17. Undertakings.
-------  ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                     SCUDDER INTERNATIONAL FUND, INC.



                                     By:      /s/ Linda C. Coughlin
                                          ------------------------------
                                     Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.




                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                              President and Director                       August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                              Director                              August 31, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                              Director                              August 31, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                              Director                              August 31, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                              Director                              August 31, 2001
---------------------------
Keith R. Fox

/s/ Jean Gleason Stromberg*                               Director                              August 31, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                              Director                              August 31, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                              Director                              August 31, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                 August 31, 2001
---------------------------                          Accounting Officer)
John R. Hebble



*By:     /s/ Joseph R. Fleming                                   August 31, 2001
         --------------------------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                            File No. 333-52436

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX


Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher